UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Asset Management LLP
Address:       One Carey Lane
               London EC2V 8AE
               United Kingdon

13F File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:   0044 (0) 20 7812 8505

Signature, Place and Date of Signing
/s/ L. J. Johnston              London, United Kingdom          08/12/2010
------------------              ----------------------          ----------
     [Signature]                    [City, State]                 [Date]


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82 Data Records

Form 13F Information Table Value Total:   $1,370,587
                                          (thousands)

List of Other Included Managers:  N/A

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                       2

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
                                                    FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4            COLUMN 5         CLOUMN 6           COLUMN 7       COLUMN 8
                                                                                                                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF    CUSIP     VALUE       SHRS OR PRN  SH/  PUT/   INVESTMENT         OTHER      SOLE SHARED NONE
                          CLASS                 (X$1000)    AMT          PRN  CALL   DISCRETION         MANAGER
ABBOTT LABS               COM         002824100     29,447       629,470  SH                SOLE                   SOLE
AEROPOSTALE               COM         007865108     36,037     1,258,268  SH                SOLE                   SOLE
AFLAC INC                 COM         001055102      2,134        50,000  SH                SOLE                   SOLE
ALLERGAN INC              COM         018490102     24,597       422,201  SH                SOLE                   SOLE
ALLIANCEBERNSTEIN HOLDING UNIT LTD    01881G106     17,886       692,189  SH                SOLE                   SOLE
LP                        PARTN
ALLIANCE DATA SYSTEMS     COM         018581108      4,935        82,910  SH                SOLE                   SOLE
CORP
ALTERA CORP               COM         021441100     21,645       872,419  SH                SOLE                   SOLE
AMEDISYS INC              COM         023436108     22,037       501,183  SH                SOLE                   SOLE
AMERICAN EXPRESS CO       COM         025816109     18,719       471,503  SH                SOLE                   SOLE
AMERICREDIT CORP          COM         03060R101     19,560     1,073,563  SH                SOLE                   SOLE
APPLE INC                 COM         037833100     37,581       149,411  SH                SOLE                   SOLE
ARRIS GROUP INC           COM         04269Q100     13,205     1,295,925  SH                SOLE                   SOLE
ASSURANT INC              COM         04621X108      3,921       113,000  SH                SOLE                   SOLE
ATHEROS COMMUNICATIONS    COM         04743P108     20,571       746,951  SH                SOLE                   SOLE
INC
ATWOOD OCEANICS INC       COM         050095108      4,381       171,653  SH                SOLE                   SOLE
AUTOZONE INC              COM         053332102      4,058        21,000  SH                SOLE                   SOLE
AVNET INC                 COM         053807103     23,525       975,754  SH                SOLE                   SOLE
BEST BUY INC              COM         086516101      4,955       146,351  SH                SOLE                   SOLE
BIOGEN IDEC INC           COM         09062X103     14,861       313,201  SH                SOLE                   SOLE
CAPITAL ONE FINL CORP     COM         14040H105      5,239       130,000  SH                SOLE                   SOLE
CATALYST HEALTH SOLUTIONS COM         14888B103     17,836       516,973  SH                SOLE                   SOLE
IN
CEPHALON INC              COM         156708109     14,764       260,166  SH                SOLE                   SOLE
CHECK POINT SOFTWARE TECH ORD         M22465104     30,964     1,050,339  SH                SOLE                   SOLE
LT
CITIGROUP INC             COM         172967101      5,091     1,354,000  SH                SOLE                   SOLE
COOPER TIRE & RUBBER CO   COM         216831107     12,250       628,220  SH                SOLE                   SOLE
CUBIST PHARMACEUTICALS    COM         229678107      7,679       372,747  SH                SOLE                   SOLE
INC
DECKERS OUTDOOR CORP      COM         243537107     30,413       212,875  SH                SOLE                   SOLE
DEERE & CO                COM         244199105     12,161       218,410  SH                SOLE                   SOLE
DELUXE CORP               COM         248019101      8,523       454,536  SH                SOLE                   SOLE
DISCOVERY COMMUNICATIONS  COM SER A   25470F104     27,735       776,664  SH                SOLE                   SOLE
NEW
EBAY INC                  COM         278642103     27,051     1,379,470  SH                SOLE                   SOLE
LILLY ELI & CO            COM         532457108      2,793        83,384  SH                SOLE                   SOLE
EMC CORP MASS             COM         268648102     26,323     1,438,415  SH                SOLE                   SOLE
ENDO PHARMACEUTICALS      COM         29264F205     16,845       771,997  SH                SOLE                   SOLE
HLDGS I
ENERGEN CORP              COM         29265N108     24,559       553,999  SH                SOLE                   SOLE
F5 NETWORKS INC           COM         315616102     23,431       341,715  SH                SOLE                   SOLE
FOSSIL INC                COM         349882100     12,901       371,800  SH                SOLE                   SOLE
FREEPORT-MCMORAN COPPER & COM         35671D857     20,672       349,610  SH                SOLE                   SOLE
GO
GENERAL DYNAMICS CORP     COM         369550108      6,922       118,205  SH                SOLE                   SOLE
GILEAD SCIENCES INC       COM         375558103     18,274       533,087  SH                SOLE                   SOLE
HARRIS CORP DEL           COM         413875105     13,326       319,954  SH                SOLE                   SOLE
HASBRO INC                COM         418056107     25,865       629,317  SH                SOLE                   SOLE
HELMERICH & PAYNE INC     COM         423452101     20,043       548,813  SH                SOLE                   SOLE
HERBALIFE LTD             COM USD SHS G4412G101     19,844       430,920  SH                SOLE                   SOLE
HEWITT ASSOCS INC         COM         42822Q100     17,815       516,988  SH                SOLE                   SOLE
HOSPIRA INC               COM         441060100     16,056       279,470  SH                SOLE                   SOLE
HUMANA INC                COM         444859102     13,364       292,622  SH                SOLE                   SOLE
INTERNATIONAL BUSINESS    COM         459200101      3,457        28,000  SH                SOLE                   SOLE
MACHS
INTEL CORP                COM         458140100     34,676     1,782,846  SH                SOLE                   SOLE
INTERCONTINENTALEXCHANGE  COM         45865V100      7,159        63,338  SH                SOLE                   SOLE
INC
JABIL CIRCUIT INC         COM         466313103     14,461     1,087,279  SH                SOLE                   SOLE
KEYCORP NEW               COM         493267108      4,845       630,000  SH                SOLE                   SOLE
LEXMARK INTL NEW          CL A        529771107     17,779       538,275  SH                SOLE                   SOLE
LUBRIZOL CORP             COM         549271104     32,593       405,841  SH                SOLE                   SOLE
MARVELL TECHNOLOGY GROUP  ORD         G5876H105     13,957       885,587  SH                SOLE                   SOLE
LTD
MASTERCARD INC            CL A        57636Q104      4,026        20,175  SH                SOLE                   SOLE
MATTEL INC                COM         577081102     21,499     1,016,043  SH                SOLE                   SOLE
MCKESSON CORP             COM         58155Q103     42,345       630,512  SH                SOLE                   SOLE
MEDICIS PHARMACEUTICAL    CL A NEW    584690309     15,870       725,338  SH                SOLE                   SOLE
CORP
MEDNAX INC                COM         58502B106     17,219       309,647  SH                SOLE                   SOLE
MILLICOM INTL CELLULAR S  SHS NEW     L6388F110     17,239       212,640  SH                SOLE                   SOLE
A
NETFLIX INC               COM         64110L106     40,105       369,121  SH                SOLE                   SOLE
NEWMONT MINING CORP       COM         651639106     29,465       477,242  SH                SOLE                   SOLE
ORACLE CORP               COM         68389X105      2,502       116,600  SH                SOLE                   SOLE
OSHKOSH CORP              COM         688239201     17,045       547,003  SH                SOLE                   SOLE
ROSS STORES INC           COM         778296103      4,583        86,000  SH                SOLE                   SOLE
ROVI CORP                 COM         779376102     16,476       434,602  SH                SOLE                   SOLE
SANDISK CORP              COM         80004C101     22,143       526,343  SH                SOLE                   SOLE
SEAGATE TECHNOLOGY        COM         G7945M107      8,034       616,095  SH                SOLE                   SOLE
SYNIVERSE HLDGS INC       COM         87163F106     15,308       748,549  SH                SOLE                   SOLE
TECH DATA CORP            COM         878237106     13,884       389,785  SH                SOLE                   SOLE
TERADYNE INC              COM         880770102      7,871       807,290  SH                SOLE                   SOLE
TEVA PHARMACEUTICAL INDS  ADR         881624209      5,667       109,000  SH                SOLE                   SOLE
LTD
TIBCO SOFTWARE INC        COM         88632Q103     20,507     1,700,430  SH                SOLE                   SOLE
TJX COS INC NEW           COM         872540109     15,767       375,860  SH                SOLE                   SOLE
TORCHMARK CORP            COM         891027104      4,406        89,000  SH                SOLE                   SOLE
V F CORP                  COM         918204108     19,189       269,580  SH                SOLE                   SOLE
WESTERN DIGITAL CORP      COM         958102105     13,228       438,594  SH                SOLE                   SOLE
WHITING PETE CORP NEW     COM         966387102     29,912       381,434  SH                SOLE                   SOLE
WOLVERINE WORLD WIDE INC  COM         978097103     10,257       406,689  SH                SOLE                   SOLE
WRIGHT EXPRESS CORP       COM         98233Q105     11,687       393,495  SH                SOLE                   SOLE
XILINX INC                COM         983919101     12,629       499,950  SH                SOLE                   SOLE